FINANCIAL INSTRUMENTS - Offsetting of financial assets and financial liabilities (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade payables
Offsetting of financial assets and financial liabilities
Current and noncurrent liabilities - Gross value	$ (52,088)	$ (64,441)
Offsetting	1,761	1,338
Current and noncurrent liabilities - Booked value	(50,327)	(63,103)
Other liabilities
Offsetting of financial assets and financial liabilities
Current and noncurrent liabilities - Gross value	(469)	(853)
Offsetting	344	136
Current and noncurrent liabilities - Booked value	(125)	(717)
Trade receivables
Offsetting of financial assets and financial liabilities
Current and noncurrent assets - Gross value	24,387	30,039
Offsetting	(1,761)	(1,338)
Current and noncurrent assets - Booked value	22,626	28,701
Other receivables
Offsetting of financial assets and financial liabilities
Current and noncurrent assets - Gross value	3,217	4,436
Offsetting	(344)	(136)
Current and noncurrent assets - Booked value	$ 2,873	$ 4,300